Vanguard Treasury Money Market Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Treasury Money Market Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is actively managed, investing solely in high-quality, short-term money market instruments whose interest and principal payments are backed by the full faith and credit of the U.S. government. Under normal circumstances, the Fund seeks to invest 100%, but will invest at least 80%, of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury securities and in repurchase agreements fully collateralized by U.S. Treasury securities. All of the repurchase agreements in which the Fund invests are with the Federal Reserve Bank of New York and are fully collateralized by U.S. Treasury securities.The Fund has elected to operate as a government money market fund under Rule 2a-7 of the Investment Company Act of 1940, as amended. Government money market funds are required to invest at least 99.5% of their total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized solely by U.S. government securities or by cash. The Fund generally invests 100% of its assets in U.S. Treasury securities (including repurchase agreements fully collateralized by U.S. Treasury securities) and therefore satisfies the requirement for designation as a government money market fund. The Fund seeks to maintain a stable share price, or net asset value (NAV), of $1; maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less; and invests in high-quality securities with effective maturities of 397 days or less. To be eligible for investment by the Fund, a security must be determined by methods approved by the board of trustees of Vanguard Admiral Funds to present minimal credit risk. As a result, the Fund selects securities based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. Securities held by the Fund may pay fixed, variable, or floating rates of interest.